Cash and Bank Balances - Summary of Cash and Cash Equivalents (Detail)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MYR (RM)	Dec. 31, 2020 MYR (RM)	Dec. 31, 2019 MYR (RM)
Cash and cash equivalents [abstract]
Cash and bank balances	$ 898,124	RM 3,953,991		RM 2,782,773
Cash at share trading accounts	9,541	42,004		340,174
Total	$ 907,665	RM 3,995,995	$ 709,358	RM 3,122,947	RM 430,796	RM 14,823